Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses

Key management, including the Board of Directors and the executive management team, compensation expenses were:

	For the years ended December 31,
	2025	2024	2023
Salaries, cash compensation and other short-term benefits	6,030	4,902	3,067
Pension expense	498	398	320
Share-based compensation expense	11,502	7,480	2,543
Total	18,030	12,780	5,930